AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 73.8%			CB Industrial Product Holding Bhd (Malaysia)	10,500,000	$2,031,197
Communication Services - 9.2%			Financiere de L'Odet SA (France)	4,500	4,021,293
Alphabet, Inc. , Class C*	840	$1,023,960	Ocean Wilsons Holdings, Ltd. (Bermuda)	350,000	3,851,545
Fox Corp., Class B	67,000	2,113,180	Oliver Corp. (Japan)	3,700	78,846
News Corp., Class A	66,703	928,506	Yuasa Trading Co., Ltd. (Japan)	14,300	409,349
Tohokushinsha Film Corp. (Japan)	83,000	461,173	Total Industrials		16,528,471
The Walt Disney Co.	25,000	3,258,000	Information Technology - 9.5%
Total Communication Services		7,784,819	CAC Holdings Corp. (Japan)	184,700	2,227,013
Consumer Discretionary - 10.5%			Cisco Systems, Inc.	20,000	988,200
Booking Holdings, Inc. *	1,300	2,551,393	Cognizant Technology Solutions Corp., Class A	14,000	843,710
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	453,126	Microsoft Corp.	9,000	1,251,270
Hyundai Home Shopping Network			Oracle Corp.	49,500	2,723,985
Corp. (South Korea)	17,001	1,299,844	Total Information Technology		8,034,178
Macy's, Inc.	135,000	2,097,900	Total Common Stocks
Rinnai Corp. (Japan)	36,200	2,439,248	(Cost $59,581,741)		62,244,678
Total Consumer Discretionary		8,841,511		Principal
Consumer Staples - 16.9%				Amount
The Coca-Cola Co.	48,000	2,613,120	Corporate Bonds and Notes - 3.0%
Hengan International Group Co., Ltd. (China)	37,000	242,448	Energy - 0.8%
PepsiCo, Inc.	39,000	5,346,900	W&T Offshore, Inc.
			9.750%, 11/01/23[1]	$732,000	698,782
The Procter & Gamble Co.	43,000	5,348,340
			Industrials - 2.2%
Sysco Corp.	9,000	714,600
			Weatherford International LLC
Total Consumer Staples		14,265,408	9.875%, 03/01/25[2]	1,688,000	582,360
Energy - 0.4%			Weatherford International, Ltd.
ConocoPhillips	3,500	199,430	8.250%, 06/15/23[2]	1,365,000	484,575
			9.875%, 02/15/24 [2]	2,057,000	735,377
Exxon Mobil Corp.	2,000	141,220
Total Energy		340,650	Total Industrials		1,802,312
			Total Corporate Bonds and Notes
Financials - 4.0%			(Cost $3,166,572)		2,501,094
The Bank of New York Mellon Corp.	10,000	452,100
Berkshire Hathaway, Inc., Class B *	2,000	416,040		Shares
			Preferred Stocks - 19.7%
State Street Corp.	30,000	1,775,700
			Consumer Staples - 3.4%
U. S. Bancorp	13,000	719,420
Total Financials		3,363,260	Amorepacific Corp., 1.510% (South Korea)	25,000	1,531,966
Health Care - 3.7%			LG Household & Health Care, Ltd. 1.240% (South
			Korea)	2,100	1,352,510
Anthem, Inc.	1,400	336,140	Total Consumer Staples		2,884,476
Johnson & Johnson	19,500	2,522,910	Information Technology - 16.3%
Kissei Pharmaceutical Co, Ltd. (Japan)	9,400	227,331	Samsung Electronics Co., Ltd., 2.640% (South
Total Health Care		3,086,381	Korea)	370,000	12,213,361
Industrials - 19.6%			Samsung SDI Co., Ltd., 1.210% (South Korea)	21,500	1,569,306
Aggreko PLC (United Kingdom)	19,420	198,381	Total Information Technology		13,782,667
Arcosa, Inc.	20,000	684,201	Total Preferred Stocks
Bollore SA (France)	930,000	3,851,108	(Cost $16,868,601)		16,667,143
Brenntag AG (Germany)	29,000	1,402,551

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares		Value
Short-Term Investments - 3.2%			Total Investments - 99.7%
Other Investment Companies - 3.2%			(Cost $82,325,513)			$84,121,514
Dreyfus Government Cash Management Fund,			Other Assets, less Liabilities - 0.3%			262,920
Institutional Shares, 1.85% [3]	893,837	$893,837	Net Assets - 100.0%			$84,384,434
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
1.90%[3]	893,838	893,838
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.87%[3]	920,924	920,924
Total Short-Term Investments
(Cost $2,708,599)		2,708,599

* Non-income producing security.			[2] Security is in default. Issuer has failed to make a timely payment of either principal or
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			either interest or has failed to comply with some provision of the bond indenture.
security may be resold in transactions exempt from registration, normally to qualified			[3] Yield shown represents the September 30, 2019, seven day average yield, which refers
buyers. At September 30, 2019, the value of these securities amounted to $698,782 or			to the sum of the previous seven days' dividends paid, expressed as an annual
0.8% of net assets.			percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
			Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials			$4,535,746	$11,992,725	—	$16,528,471
Consumer Staples			14,022,960	242,448	—	14,265,408
Consumer Discretionary			4,649,293	4,192,218	—	8,841,511
Information Technology			5,807,165	2,227,013	—	8,034,178
Communication Services			7,323,646	461,173	—	7,784,819
Financials			3,363,260	—	—	3,363,260
Health Care			2,859,050	227,331	—	3,086,381
Energy			340,650	—	—	340,650
Corporate Bonds and Notes †			—	2,501,094	—	2,501,094
Preferred Stocks †			—	16,667,143	—	16,667,143
Short-Term Investments
Other Investment Companies			2,708,599	—	—	2,708,599
Total Investments in Securities			$45,610,369	$38,511,145	—	$84,121,514

† All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

% of Long-Term
Country	Investments
Bermuda	4.7
China	0.3
France	9.7
Germany	1.7
Japan	7.7
Malaysia	2.5
South Korea	22.1
United Kingdom	0.3
United States	51.0
100.0

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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